UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/12

Check here if Amendment [ ]; Amendment Number:
      This Amendment: [ ] is a restatement.
                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Atlantic Investment Company
Address:    3050 Peachtree Road, Suite 200
            Atlanta, Georgia 30305

Form 13F File Number: 28-12658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Malon W. Courts
Title:      Partner
Phone:      404.614.6183

Malon W. Courts              Atlanta, GA               2/13/13
--------------------------------------------------------------------------------
Signature                    City     State             Date

Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   None

Form 13F Information Table Entry Total:                59

Form 13F Information Table Value Total:           166,085

List of Other Included Managers:                     None







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

                                                              MKT VAL                 INVESTMENT  OTHER       VOTING AUTHORITY
ISSUER NAME                   TITLE OF CLASS    CUSIP        (X $1000)        SHARES  DISCRETION  MNGRS      SOLE   SHARED    NONE
Accenture PLC                 COM               g1150g111        486          7,310                       1,810            5,500
AFLAC Inc                     COM               001055102        273          5,138                       1,510            3,628
ALLIED NEV GOLD CORP          COM               19344100         426         14,150                                       14,150
American Electric Power
  Co Inc                      COM               025537101        417          9,780                       2,480            7,300
Amgen Inc                     COM               031162100        346          4,015                         980            3,035
Amphenol Corp-CL A            COM               032095101        618          9,545                       1,745            7,800
Apple Inc                     COM               037833100      1,054          1,980                         380            1,600
AT&T Corp                     COM               00206R102        208          6,171                       6,171
ATLAS ENERGY LP               COM               04930A104     60,103      1,730,081                   1,655,001           75,080
BEAR CREEK MINING CORP        COM               07380N104     27,903      8,367,550                   8,214,800          152,750
Bristol Myers Squibb Co       COM               110122108        356         10,920                       2,720            8,200
Caterpillar Inc               COM               149123101        263          2,940                         940            2,000
CHESAPEAKE ENERGY OKLA        COM               165167BW6        165          9,925                                        9,925
Chevron Corp                  COM               166764100        698          6,455                       1,265            5,190
Coca Cola Co                  COM               191216100        875         24,136                       3,000           21,136
COEUR D'ALENE MINES CORP      COM               192108AQ1     49,977      2,031,590                   1,998,300           33,290
Colgate Palmolive Co          COM               194162103        335          3,209                         960            2,249
Costco Wholesale Corp         COM               22160K105        454          4,600                       4,600
CVS/Caremark Corp             COM               126650100        379          7,845                       1,977            5,868
Danaher Corp                  COM               235851102        496          8,870                       2,370            6,500
Dell Inc                      COM               24702R101        205         20,250                      20,250
Disney, Walt Co               COM               254687106        364          7,310                       1,960            5,350
ESPERANZA RESOURCES CORP      COM               29664V107      1,642      1,243,300                   1,243,300
EXCO RES INC                  COM               296315104        156         22,995                                       22,995
Exxon Mobil Corp              COM               30231G102        907         10,482                       1,184            9,298
General Electric Co           COM               369604103        313         14,900                         200           14,700
Gilead Sciences Inc.          COM               375558103        255          6,955                       1,355            5,600
Goldman Sachs Group Inc       COM               38141g104        210          1,650                         650            1,000
Google                        COM               38259P508        428            605                         180              425
HECLA MINING CO DEL           COM               302301106      3,789        649,998                     649,998
Home Depot Inc                COM               437076102      1,317         21,292                         350           20,942
International Business
  Machine                     COM               459200101        585          3,053                         660            2,393
Johnson & Johnson             COM               478160104        450          6,417                         150            6,267
LINNCO LLC    COMMON STOCK    COM               535782106        334          9,235                                        9,235
Marathon Petroleum Corp.      COM               56585A102        261          4,135                         905            3,230
McDonalds Corp                COM               580135101        270          3,064                         850            2,214
McKesson HBOC Inc             COM               58155Q103        228          2,350                         750            1,600
Merck & Co Inc                COM               58933Y105        229          5,592                          57            5,535
Microsoft Corp                COM               594918104        412         15,430                       2,180           13,250
NEW GOLD INC CDA              COM               644535106        319         28,965                                       28,965
Omnicom Group                 COM               681919106        248          4,960                       1,310            3,650
Oracle Corp                   COM               68389X105        218          6,540                       2,000            4,540
PAN AMERN SILVER CORP         COM               697900108      1,468         78,360                      55,000           23,360
Pfizer Inc                    COM               717081103        241          9,603                         198            9,405
Praxair Inc                   COM               74005P104        332          3,035                         925            2,110
PRIMERO MINING          CORP  COM               74164W106        333         51,490                                       51,490
Procter & Gamble Co           COM               742718109        800         11,780                       1,675           10,105
Reliance Steel                COM               759509102        227          3,660                       1,410            2,250
Schlumberger Ltd              COM               806857108        347          5,014                       5,014
SILVER WHEATON CORP           COM               828336107        327          9,055                                        9,055
Southwestern Energy Co        COM               845467109        200          6,000                       6,000
Stryker Corp                  COM               863667101        278          5,080                          80            5,000
U.S. Bancorp                  COM               902973304        279          8,730                       2,830            5,900
ULTRA PETROLEUM CORP          COM               903914109        292         16,125                                       16,125
United Technologies Corp      COM               913017109        649          7,918                       1,465            6,453
UnitedHealth Group Inc        COM               91324p102        228          4,200                       1,300            2,900
Verizon Communications        COM               92343v104        486         11,240                       2,300            8,940
Wal-Mart Stores Inc           COM               931142103        421          6,175                         880            5,295
Whiting Petroleum Corp        COM               966387102        204          4,700                       4,700

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